Member's Deficit (Details) - EVOLUTION METALS LLC [Member] - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	May 31, 2025	Jul. 31, 2024	Feb. 29, 2024
Member's Deficit [Line Items]
Convertible preferred units	7,050,000	35,230,022	35,230,022		3,500,000	1,000,000
Convertible preferred stock, per unit (in Dollars per share)	$ 1	$ 1	$ 1
Gross proceeds of preferred unit issuances (in Dollars)	$ 7,050,000	$ 35,230,022
Gross proceeds (in Dollars)	$ 1,500,000
Interest rate of Obligation	1.00%				10.00%
Convertible preferred units the investors purchase divided (in Dollars)	$ 2,000,000
Common units issue		1,000,000	1,000,000
Common units outstanding		1,000,000	1,000,000	900,000
Preferred Stock, Dividend Rate, Percentage			5.00%